INCOME TAXES (Narrative) (Details) - USD ($)	3 Months Ended		12 Months Ended		81 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2014
Operating Losses	$ 877,981	$ 260,251	$ 2,160,699	$ 910,518	$ 3,365,780
Statutory tax rate			35.00%	35.00%